Related party transactions and balances (Q2) (Details) - USD ($)		3 Months Ended	6 Months Ended
	Nov. 06, 2024	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Related Party Transactions [Abstract]
Accrued liabilities		$ 5,394,189	$ 5,394,189			$ 492,925
Accrued interest			76,601	$ 1,104
Shares issued (in shares)	5,159,209
Stock issued to consideration for services	$ 3,147,118	585,155	585,155
Directors and Officers [Member]
Related Party Transactions [Abstract]
Accrued liabilities		$ 525,398	525,398		$ 478,072
Related Party [Member]
Related Party Transactions [Abstract]
Accrued wages			380,000	323,770
Management fees			100,000	84,920
Accrued interest			$ 76,601	$ 1,104
Shares issued (in shares)			557,290
Stock issued to consideration for services			$ 585,155